Other Financial Liabilities - Summary of other obligations by currency and maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities		$ 92,181
Other Obligations [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current other obligations, Maturities	$ 43,837	69,976
Non-Current other obligations, Maturities	$ 132,809	$ 174,244
Other Obligations [Member] | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	0.25%	0.25%
Current other obligations, Maturities	$ 7,534	$ 14,667
Non-Current other obligations, Maturities	$ 42,549	$ 42,460
Other Obligations [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.54%	7.68%
Current other obligations, Maturities	$ 36,303	$ 40,488
Non-Current other obligations, Maturities	$ 90,260	$ 131,784
Other Obligations [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	0.00%	6.15%
Current other obligations, Maturities		$ 14,821
Financial Lease [Member] | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.10%	5.23%
Financial Lease [Member] | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	3.97%	4.34%
Financial Lease [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.01%	20.35%
Financial Lease [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.26%	9.60%
One to three months [Member] | Other Obligations [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current other obligations, Maturities	$ 10,276	$ 27,205
One to three months [Member] | Other Obligations [Member] | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current other obligations, Maturities	1,195	2,091
One to three months [Member] | Other Obligations [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current other obligations, Maturities	9,081	10,293
One to three months [Member] | Other Obligations [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current other obligations, Maturities		14,821
Three to twelve months [Member] | Other Obligations [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current other obligations, Maturities	33,561	42,771
Three to twelve months [Member] | Other Obligations [Member] | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current other obligations, Maturities	6,339	12,576
Three to twelve months [Member] | Other Obligations [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current other obligations, Maturities	27,222	30,195
One to two years | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities		54,652
One to two years | Other Obligations [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	35,970	38,607
One to two years | Other Obligations [Member] | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	5,340	2,783
One to two years | Other Obligations [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	30,630	35,824
Two to three years | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities		22,426
Two to three years | Other Obligations [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	33,858	44,052
Two to three years | Other Obligations [Member] | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	5,175	10,911
Two to three years | Other Obligations [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	28,683	33,141
Three to four years | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities		10,233
Three to four years | Other Obligations [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	22,676	34,107
Three to four years | Other Obligations [Member] | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	5,383	4,115
Three to four years | Other Obligations [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	17,293	29,992
Four to five years | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities		2,868
Four to five years | Other Obligations [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	8,481	22,221
Four to five years | Other Obligations [Member] | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	4,770	4,136
Four to five years | Other Obligations [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	3,711	18,085
More than five years | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities		2,002
More than five years | Other Obligations [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	31,824	35,257
More than five years | Other Obligations [Member] | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	21,881	20,515
More than five years | Other Obligations [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	$ 9,943	$ 14,742